Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares iBonds Dec 2032 Term Treasury ETF | iShares iBonds Dec 2032 Term Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	8.07%	(0.07%)	3.61%